Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies (Textual)
Net income (loss)	$ (874,831)	$ 230,132
Cash and cash equivalents	667,024	407,323
Short-term loans	15,416,339	6,062,434
Accumulated deficit	(2,067,646)	(1,192,815)
Net income of collaborative retail business ratio	40.00%	40.00%
Net Income of collaborative retail business ratio to the agreement company	60.00%	60.00%
Dividend payment restricted percentage		90.00%
Amount of profit sharing collaborative arrangement	0	15,672
Allowance for doubtful accounts	58,367	45,067
Investment in gold held for trading	32,914
Advances to suppliers	255,879	35,657
Other current assets	729,355	215,430
Advances from customers		59,784	74,512
Shipping and handling costs	264,483	205,004
Employee benefit costs	109,460	84,709
Advertising costs	127,911	125,272
Foreign currency translation adjustments	16,042	3,030
Foreign currency translation adjustment, Description	Asset and liability accounts at December 31, 2013 and 2012 were translated at 6.1104 RMB to $1.00 and at 6.3011 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the years ended December 31, 2013 and 2012 were 6.1905 RMB and 6.3034 RMB to $1.00, respectively.
Due from (to) related party	152,371	3,791,804
Amount receivable from shareholder	0	3,791,804
Decrease in working capital	(9,800,000)
Cash outflow in operating activities	(3,193,249)	667,324
Laifeng Anpulo Yunxing Transportation [Member]
Summary of Significant Accounting Policies (Textual)
Receivables Held-for-sale, Amount	3,014	0
Laifeng Fangchi Hotel [Member]
Summary of Significant Accounting Policies (Textual)
Receivables Held-for-sale, Amount	99,724	0
Laifeng Fangchi Paotang Restaurant [Member]
Summary of Significant Accounting Policies (Textual)
Receivables Held-for-sale, Amount	$ 49,633	$ 0